UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31*
Date of reporting period:
April 30, 2026
*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets Debt Local Currency Fund

Class A-EMLAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$56	1.11%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	566,374,877	Average Effective Maturity (yrs):	8.3
Total Number of Holdings:	246	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	52
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	102.2%	(5.5)%	96.7%
Equities	0.2%	(0.7)%	(0.5)%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Issuer country weightings
	Long	Short	Net
Mexico	9.8%	0.0%	9.8%
Brazil	9.7%	0.0%	9.7%
South Africa	8.8%	0.0%	8.8%
China	8.6%	0.0%	8.6%
Thailand	7.7%	0.0%	7.7%
Indonesia	7.7%	0.0%	7.7%
Malaysia	6.7%	0.0%	6.7%
Romania	6.6%	0.0%	6.6%
United States	5.2%	0.0%	5.2%
Other Countries	147.6%	(118.4)%	29.2%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.8%	0.0%	3.8%
AA	4.4%	0.0%	4.4%
A	17.1%	0.0%	17.1%
BBB	35.4%	0.0%	35.4%
BB	21.3%	0.0%	21.3%
B	7.3%	0.0%	7.3%
Non-Fixed Income	0.2%	(0.7)%	(0.5)%
Not Rated	12.9%	(5.5)%	7.4%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMLA-SEM

MFS® Emerging Markets Debt Local Currency Fund

Class B-EMLBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$94	1.86%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	566,374,877	Average Effective Maturity (yrs):	8.3
Total Number of Holdings:	246	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	52
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	102.2%	(5.5)%	96.7%
Equities	0.2%	(0.7)%	(0.5)%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Issuer country weightings
	Long	Short	Net
Mexico	9.8%	0.0%	9.8%
Brazil	9.7%	0.0%	9.7%
South Africa	8.8%	0.0%	8.8%
China	8.6%	0.0%	8.6%
Thailand	7.7%	0.0%	7.7%
Indonesia	7.7%	0.0%	7.7%
Malaysia	6.7%	0.0%	6.7%
Romania	6.6%	0.0%	6.6%
United States	5.2%	0.0%	5.2%
Other Countries	147.6%	(118.4)%	29.2%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.8%	0.0%	3.8%
AA	4.4%	0.0%	4.4%
A	17.1%	0.0%	17.1%
BBB	35.4%	0.0%	35.4%
BB	21.3%	0.0%	21.3%
B	7.3%	0.0%	7.3%
Non-Fixed Income	0.2%	(0.7)%	(0.5)%
Not Rated	12.9%	(5.5)%	7.4%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMLB-SEM

MFS® Emerging Markets Debt Local Currency Fund
Class C-EMLCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$93	1.86%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	566,374,877	Average Effective Maturity (yrs):	8.3
Total Number of Holdings:	246	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	52
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	102.2%	(5.5)%	96.7%
Equities	0.2%	(0.7)%	(0.5)%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Issuer country weightings
	Long	Short	Net
Mexico	9.8%	0.0%	9.8%
Brazil	9.7%	0.0%	9.7%
South Africa	8.8%	0.0%	8.8%
China	8.6%	0.0%	8.6%
Thailand	7.7%	0.0%	7.7%
Indonesia	7.7%	0.0%	7.7%
Malaysia	6.7%	0.0%	6.7%
Romania	6.6%	0.0%	6.6%
United States	5.2%	0.0%	5.2%
Other Countries	147.6%	(118.4)%	29.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.8%	0.0%	3.8%
AA	4.4%	0.0%	4.4%
A	17.1%	0.0%	17.1%
BBB	35.4%	0.0%	35.4%
BB	21.3%	0.0%	21.3%
B	7.3%	0.0%	7.3%
Non-Fixed Income	0.2%	(0.7)%	(0.5)%
Not Rated	12.9%	(5.5)%	7.4%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMLC-SEM

MFS® Emerging Markets Debt Local Currency Fund

Class I-EMLIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$43	0.86%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	566,374,877	Average Effective Maturity (yrs):	8.3
Total Number of Holdings:	246	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	52
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	102.2%	(5.5)%	96.7%
Equities	0.2%	(0.7)%	(0.5)%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Issuer country weightings
	Long	Short	Net
Mexico	9.8%	0.0%	9.8%
Brazil	9.7%	0.0%	9.7%
South Africa	8.8%	0.0%	8.8%
China	8.6%	0.0%	8.6%
Thailand	7.7%	0.0%	7.7%
Indonesia	7.7%	0.0%	7.7%
Malaysia	6.7%	0.0%	6.7%
Romania	6.6%	0.0%	6.6%
United States	5.2%	0.0%	5.2%
Other Countries	147.6%	(118.4)%	29.2%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.8%	0.0%	3.8%
AA	4.4%	0.0%	4.4%
A	17.1%	0.0%	17.1%
BBB	35.4%	0.0%	35.4%
BB	21.3%	0.0%	21.3%
B	7.3%	0.0%	7.3%
Non-Fixed Income	0.2%	(0.7)%	(0.5)%
Not Rated	12.9%	(5.5)%	7.4%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMLI-SEM

MFS® Emerging Markets Debt Local Currency Fund
Class R1-EMLJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$93	1.86%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	566,374,877	Average Effective Maturity (yrs):	8.3
Total Number of Holdings:	246	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	52
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	102.2%	(5.5)%	96.7%
Equities	0.2%	(0.7)%	(0.5)%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Issuer country weightings
	Long	Short	Net
Mexico	9.8%	0.0%	9.8%
Brazil	9.7%	0.0%	9.7%
South Africa	8.8%	0.0%	8.8%
China	8.6%	0.0%	8.6%
Thailand	7.7%	0.0%	7.7%
Indonesia	7.7%	0.0%	7.7%
Malaysia	6.7%	0.0%	6.7%
Romania	6.6%	0.0%	6.6%
United States	5.2%	0.0%	5.2%
Other Countries	147.6%	(118.4)%	29.2%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.8%	0.0%	3.8%
AA	4.4%	0.0%	4.4%
A	17.1%	0.0%	17.1%
BBB	35.4%	0.0%	35.4%
BB	21.3%	0.0%	21.3%
B	7.3%	0.0%	7.3%
Non-Fixed Income	0.2%	(0.7)%	(0.5)%
Not Rated	12.9%	(5.5)%	7.4%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMLR1-SEM

MFS® Emerging Markets Debt Local Currency Fund

Class R2-EMLKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$68	1.36%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	566,374,877	Average Effective Maturity (yrs):	8.3
Total Number of Holdings:	246	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	52
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	102.2%	(5.5)%	96.7%
Equities	0.2%	(0.7)%	(0.5)%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Issuer country weightings
	Long	Short	Net
Mexico	9.8%	0.0%	9.8%
Brazil	9.7%	0.0%	9.7%
South Africa	8.8%	0.0%	8.8%
China	8.6%	0.0%	8.6%
Thailand	7.7%	0.0%	7.7%
Indonesia	7.7%	0.0%	7.7%
Malaysia	6.7%	0.0%	6.7%
Romania	6.6%	0.0%	6.6%
United States	5.2%	0.0%	5.2%
Other Countries	147.6%	(118.4)%	29.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.8%	0.0%	3.8%
AA	4.4%	0.0%	4.4%
A	17.1%	0.0%	17.1%
BBB	35.4%	0.0%	35.4%
BB	21.3%	0.0%	21.3%
B	7.3%	0.0%	7.3%
Non-Fixed Income	0.2%	(0.7)%	(0.5)%
Not Rated	12.9%	(5.5)%	7.4%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMLR2-SEM

MFS® Emerging Markets Debt Local Currency Fund
Class R3-EMLLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$56	1.11%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	566,374,877	Average Effective Maturity (yrs):	8.3
Total Number of Holdings:	246	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	52
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	102.2%	(5.5)%	96.7%
Equities	0.2%	(0.7)%	(0.5)%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Issuer country weightings
	Long	Short	Net
Mexico	9.8%	0.0%	9.8%
Brazil	9.7%	0.0%	9.7%
South Africa	8.8%	0.0%	8.8%
China	8.6%	0.0%	8.6%
Thailand	7.7%	0.0%	7.7%
Indonesia	7.7%	0.0%	7.7%
Malaysia	6.7%	0.0%	6.7%
Romania	6.6%	0.0%	6.6%
United States	5.2%	0.0%	5.2%
Other Countries	147.6%	(118.4)%	29.2%
Composition including fixed income credit quality
	Long	Short	Net
AAA	3.8%	0.0%	3.8%
AA	4.4%	0.0%	4.4%
A	17.1%	0.0%	17.1%
BBB	35.4%	0.0%	35.4%
BB	21.3%	0.0%	21.3%
B	7.3%	0.0%	7.3%
Non-Fixed Income	0.2%	(0.7)%	(0.5)%
Not Rated	12.9%	(5.5)%	7.4%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMLR3-SEM

MFS® Emerging Markets Debt Local Currency Fund
Class R4-EMLMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$43	0.86%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	566,374,877	Average Effective Maturity (yrs):	8.3
Total Number of Holdings:	246	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	52
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	102.2%	(5.5)%	96.7%
Equities	0.2%	(0.7)%	(0.5)%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Issuer country weightings
	Long	Short	Net
Mexico	9.8%	0.0%	9.8%
Brazil	9.7%	0.0%	9.7%
South Africa	8.8%	0.0%	8.8%
China	8.6%	0.0%	8.6%
Thailand	7.7%	0.0%	7.7%
Indonesia	7.7%	0.0%	7.7%
Malaysia	6.7%	0.0%	6.7%
Romania	6.6%	0.0%	6.6%
United States	5.2%	0.0%	5.2%
Other Countries	147.6%	(118.4)%	29.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.8%	0.0%	3.8%
AA	4.4%	0.0%	4.4%
A	17.1%	0.0%	17.1%
BBB	35.4%	0.0%	35.4%
BB	21.3%	0.0%	21.3%
B	7.3%	0.0%	7.3%
Non-Fixed Income	0.2%	(0.7)%	(0.5)%
Not Rated	12.9%	(5.5)%	7.4%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMLR4-SEM

MFS® Emerging Markets Debt Local Currency Fund
Class R6-EMLNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Debt Local Currency Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$39	0.78%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	566,374,877	Average Effective Maturity (yrs):	8.3
Total Number of Holdings:	246	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	52
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/26)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	102.2%	(5.5)%	96.7%
Equities	0.2%	(0.7)%	(0.5)%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Issuer country weightings
	Long	Short	Net
Mexico	9.8%	0.0%	9.8%
Brazil	9.7%	0.0%	9.7%
South Africa	8.8%	0.0%	8.8%
China	8.6%	0.0%	8.6%
Thailand	7.7%	0.0%	7.7%
Indonesia	7.7%	0.0%	7.7%
Malaysia	6.7%	0.0%	6.7%
Romania	6.6%	0.0%	6.6%
United States	5.2%	0.0%	5.2%
Other Countries	147.6%	(118.4)%	29.2%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	3.8%	0.0%	3.8%
AA	4.4%	0.0%	4.4%
A	17.1%	0.0%	17.1%
BBB	35.4%	0.0%	35.4%
BB	21.3%	0.0%	21.3%
B	7.3%	0.0%	7.3%
Non-Fixed Income	0.2%	(0.7)%	(0.5)%
Not Rated	12.9%	(5.5)%	7.4%
Cash & Cash Equivalents	7.6%	(0.9)%	6.7%
Other	108.4%	(111.3)%	(2.9)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EMLR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Debt Local Currency Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments − 4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 90.9%
Brazil – 4.4%
Federative Republic of Brazil, 10%, 1/01/2029	BRL	41,449,000	$7,737,107
Federative Republic of Brazil, 10%, 1/01/2031		62,367,000	11,067,142
Federative Republic of Brazil, 10%, 1/01/2035		37,318,000	6,166,913
			$24,971,162
Chile – 2.9%
AES Andes S.A., 6.25%, 3/14/2032 (n)		$1,064,000	$1,101,781
Banco Santander Chile, 4.55%, 11/20/2030 (n)		929,000	920,174
Republic of Chile, 5%, 10/01/2028 (n)	CLP	3,705,000,000	4,121,951
Republic of Chile, 5.8%, 10/01/2029 (n)		9,275,000,000	10,474,525
			$16,618,431
China – 6.7%
China Development Bank, 2%, 4/12/2027	CNY	23,920,000	$3,520,054
China Development Bank, 2.26%, 7/19/2034		77,310,000	11,648,311
People's Republic of China, 2.04%, 2/25/2027		81,740,000	12,048,116
People's Republic of China, 1.92%, 7/15/2045		75,300,000	10,480,338
			$37,696,819
Colombia – 7.2%
Empresas Publicas de Medellin E.S.P. (Republic of Colombia), 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$1,013,717
Republic of Colombia, 11%, 8/22/2029		61,583,200,000	15,626,121
Republic of Colombia, 7%, 3/26/2031		42,089,600,000	8,805,004
Republic of Colombia, 6.25%, 7/09/2036		31,987,100,000	5,481,823
Republic of Colombia, 11.5%, 7/25/2046		7,203,600,000	1,749,241
Republic of Colombia, “B”, 7.75%, 9/18/2030		37,422,600,000	8,203,990
			$40,879,896
Czech Republic – 4.3%
Czech Republic, 1.75%, 6/23/2032	CZK	20,760,000	$851,257
Czech Republic, 4.5%, 11/11/2032		123,520,000	5,894,866
Czech Republic, 2%, 10/13/2033		183,610,000	7,331,086
Czech Republic, 3.5%, 5/30/2035		200,950,000	8,752,914
Czech Republic, 1.5%, 4/24/2040		53,400,000	1,662,843
			$24,492,966
Egypt – 1.0%
Arab Republic of Egypt, 0%, 5/19/2026	EGP	146,675,000	$2,710,399
Arab Republic of Egypt, 0%, 7/21/2026		114,000,000	2,023,413
Arab Republic of Egypt, 0%, 8/04/2026		51,200,000	901,658
			$5,635,470
Guatemala – 0.2%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$626,000	$618,870
Central American Bottling Corp., 5.25%, 4/27/2029		550,000	543,736
			$1,162,606
EMLFS-SEM

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – 2.2%
Republic of Hungary, 6.75%, 7/23/2031	HUF	2,294,990,000	$7,661,271
Republic of Hungary, 6.25%, 9/23/2037		1,086,080,000	3,543,754
Republic of Hungary, 3%, 10/27/2038		594,340,000	1,413,016
			$12,618,041
India – 2.8%
Republic of India, 7.18%, 7/24/2037	INR	377,700,000	$3,972,438
Republic of India, 7.23%, 4/15/2039		948,680,000	9,949,230
Republic of India, 7.36%, 9/12/2052		159,200,000	1,620,155
			$15,541,823
Indonesia – 8.6%
Republic of Indonesia, 5.875%, 3/15/2031	IDR	348,932,000,000	$19,357,360
Republic of Indonesia, 6.375%, 4/15/2032		139,540,000,000	7,825,182
Republic of Indonesia, 6.75%, 7/15/2035		143,546,000,000	8,184,859
Republic of Indonesia, 7.125%, 6/15/2038		85,621,000,000	4,987,358
Republic of Indonesia, 8.375%, 4/15/2039		126,354,000,000	8,165,236
			$48,519,995
Jamaica – 0.2%
Government of Jamaica, 9.625%, 11/03/2030	JMD	206,000,000	$1,379,318
Kazakhstan – 1.0%
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		$1,647,000	$1,666,241
Development Bank of Kazakhstan JSC, 18.4%, 10/16/2028 (n)	KZT	391,500,000	862,287
Development Bank of Kazakhstan JSC, 16.95%, 5/08/2029 (n)(w)		1,410,000,000	3,039,831
			$5,568,359
Malaysia – 4.8%
Federation of Malaysia, 3.582%, 7/15/2032	MYR	71,735,000	$18,178,767
Federation of Malaysia, 4.065%, 6/15/2050		35,752,000	9,054,268
			$27,233,035
Mexico – 9.5%
America Movil S.A.B. de C.V., 10.125%, 1/22/2029	MXN	33,690,000	$1,994,991
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$895,000	901,891
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	601,054
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		4,271,700	244,794
United Mexican States, 7.75%, 5/29/2031		217,500,000	11,949,209
United Mexican States, 7.5%, 5/26/2033		112,500,000	5,920,442
United Mexican States, 7.75%, 11/23/2034		360,300,000	18,884,683
United Mexican States, 8%, 2/21/2036		143,230,000	7,544,450
United Mexican States, 7.75%, 11/13/2042		118,300,000	5,682,206
			$53,723,720
Nigeria – 1.2%
Federal Republic of Nigeria, 0%, 6/09/2026	NGN	2,644,569,000	$1,883,503
Federal Republic of Nigeria, 0%, 6/16/2026		1,367,209,000	968,052
Federal Republic of Nigeria, 0%, 8/11/2026		2,852,493,000	1,968,209
Federal Republic of Nigeria, 0%, 9/22/2026		2,852,493,000	1,920,516
			$6,740,280

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Paraguay – 0.5%
Republic of Paraguay, 8.5%, 3/04/2035 (n)	PYG	7,712,000,000	$1,271,736
Republic of Paraguay, 8.5%, 3/04/2035		9,673,000,000	1,595,111
			$2,866,847
Peru – 3.6%
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		$996,000	$1,016,816
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		896,000	923,866
Republic of Peru, 6.85%, 8/12/2035	PEN	36,699,000	10,904,853
Republic of Peru, 6.9%, 8/12/2037		23,520,000	6,787,866
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$945,000	912,020
			$20,545,421
Poland – 7.6%
Republic of Poland, 4.5%, 7/25/2030	PLN	17,029,000	$4,594,046
Republic of Poland, 1.25%, 10/25/2030		44,875,000	10,509,585
Republic of Poland, 1.75%, 4/25/2032		52,805,000	11,902,062
Republic of Poland, 5%, 10/25/2034		22,171,000	5,854,756
Republic of Poland, 5%, 10/25/2035		39,821,000	10,386,449
			$43,246,898
Romania – 5.1%
Republic of Romania, 8.75%, 10/30/2028	RON	13,295,000	$3,148,996
Republic of Romania, 6.3%, 4/25/2029		43,640,000	9,738,430
Republic of Romania, 8%, 4/29/2030		33,220,000	7,758,927
Republic of Romania, 7.5%, 7/27/2033		16,450,000	3,757,390
Republic of Romania, 7.1%, 7/31/2034		18,895,000	4,212,225
			$28,615,968
Saudi Arabia – 0.2%
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 4.489%, 1/15/2031 (n)		$1,081,000	$1,067,208
South Africa – 8.6%
Republic of South Africa, 8.875%, 2/28/2035	ZAR	113,760,000	$6,862,890
Republic of South Africa, 8.5%, 1/31/2037		28,238,000	1,630,470
Republic of South Africa, 9%, 1/31/2040		229,304,000	13,454,845
Republic of South Africa, 8.75%, 1/31/2044		394,023,000	22,297,236
Republic of South Africa, 11.625%, 3/31/2053		47,431,875	3,498,758
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	931,088
			$48,675,287
Supranational – 3.6%
African Development Bank, 0%, 4/05/2046	ZAR	64,700,000	$684,083
Asian Infrastructure Investment Bank, 7%, 1/23/2032	INR	94,400,000	959,876
Asian Infrastructure Investment Bank, 6.65%, 6/30/2033		339,800,000	3,356,921
European Bank for Reconstruction and Development, 6.875%, 7/30/2031		296,200,000	3,028,604
European Bank for Reconstruction and Development, 6.75%, 1/13/2032		94,000,000	949,702
European Investment Bank, 7.4%, 10/23/2033		298,200,000	3,118,524
Inter-American Development Bank, 7.35%, 10/06/2030		438,000,000	4,571,485
International Bank for Reconstruction & Development, 6.5%, 2/14/2033		224,500,000	2,239,731
International Bank for Reconstruction & Development, 0%, 5/29/2035	ZAR	59,140,000	1,696,437
			$20,605,363

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Thailand – 3.8%
Kingdom of Thailand, 3.3%, 6/17/2038	THB	267,281,000	$8,819,622
Kingdom of Thailand, 2%, 6/17/2042		41,119,000	1,120,634
Kingdom of Thailand, 3.45%, 6/17/2043		344,270,000	11,135,982
Kingdom of Thailand, 2.98%, 6/17/2045		14,086,000	424,998
			$21,501,236
Uruguay – 0.8%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	99,603,000	$2,543,886
Oriental Republic of Uruguay, 8.25%, 5/21/2031		9,347,000	240,255
Oriental Republic of Uruguay, 8%, 10/29/2035		63,230,559	1,609,222
			$4,393,363
Uzbekistan – 0.1%
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)		$785,000	$806,790
Total Bonds (Identified Cost, $503,709,321)			$515,106,302

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Equity ETFs – 0.1%
iShares MSCI Emerging Markets ETF – 12/18/2026 @ $61 (Premiums Paid, $753,100)	Put	Goldman Sachs International	$10,878,300	1,700	$552,500

Issuer	Shares/Par
Mutual Funds (h) – 7.6%
Money Market Funds – 7.6%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $43,064,226)	43,063,734	$43,068,041
Written Options (see table below) – (0.0)%
(Premiums Received, $343,400)		$(180,200)
Other Assets, Less Liabilities – 1.4%		7,828,234
Net Assets – 100.0%		$566,374,877

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $43,068,041 and
$515,658,802, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,964,498, representing 5.5% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
ETF	Exchange-Traded Fund
PRIBOR	Prague Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments (unaudited) – continued
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JMD	Jamaican Dollar
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 4/30/26
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Equity ETFs
iShares MSCI Emerging Markets ETF	Put	Goldman Sachs International	(1,700)	$(10,878,300)	$48.00	12/18/2026	$(180,200)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	109,046,509	USD	21,859,141	Barclays Bank PLC	5/05/2026	$162,449
BRL	116,027,689	USD	22,689,367	Barclays Bank PLC	8/06/2026	211,265
BRL	36,555,513	USD	7,223,474	Citibank N.A.	5/05/2026	158,794
BRL	10,984,524	USD	2,109,374	Deutsche Bank AG	5/05/2026	108,915
BRL	163,976,116	USD	31,095,947	Goldman Sachs International	5/05/2026	2,018,499
BRL	21,250,957	USD	4,259,904	JPMorgan Chase Bank N.A.	5/05/2026	31,658
BRL	14,123,872	USD	2,797,030	Merrill Lynch International	5/05/2026	55,241
CLP	5,450,339,989	USD	5,937,829	Citibank N.A.	5/15/2026	119,475
CLP	6,992,434,000	USD	7,621,181	Merrill Lynch International	5/15/2026	149,949
CNH	1,939,665	USD	285,347	Merrill Lynch International	7/17/2026	16
COP	2,709,053,841	USD	722,168	BNP Paribas	5/08/2026	21,872
COP	7,157,971,996	USD	1,872,584	Citibank N.A.	5/08/2026	93,349
COP	5,670,298,611	USD	1,544,397	Goldman Sachs International	5/08/2026	12,947
EUR	298,713	USD	350,516	Barclays Bank PLC	7/17/2026	1,211
HUF	924,323,450	USD	2,961,630	Goldman Sachs International	7/17/2026	4,482
INR	98,233,430	USD	1,026,044	Merrill Lynch International	7/10/2026	2,834

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
MYR	123,503,655	USD	31,144,536	Barclays Bank PLC	7/15/2026	$12,964
PLN	3,154,098	USD	868,593	Deutsche Bank AG	7/17/2026	1,394
PLN	21,801,416	USD	5,994,073	Merrill Lynch International	7/17/2026	19,357
PYG	3,221,401,712	USD	536,453	Citibank N.A.	7/17/2026	0
TRY	81,013,296	USD	1,669,290	Merrill Lynch International	7/17/2026	4,676
TRY	171,370,374	USD	3,527,311	UBS AG	7/17/2026	13,690
USD	22,181,902	CLP	19,289,109,248	Citibank N.A.	5/15/2026	744,706
USD	2,472,943	CLP	2,219,961,000	Merrill Lynch International	10/13/2026	6,388
USD	565,104	COP	2,015,016,000	Citibank N.A.	5/08/2026	11,681
USD	14,276,928	COP	52,735,451,149	Goldman Sachs International	8/04/2026	74,558
USD	3,545,385	EGP	190,741,700	Citibank N.A.	7/20/2026	114,703
USD	5,793,156	EUR	4,893,403	JPMorgan Chase Bank N.A.	7/17/2026	31,295
USD	5,376,139	HKD	41,943,807	BNP Paribas	7/17/2026	7,031
USD	11,985,482	HKD	93,541,067	State Street Corp.	7/17/2026	11,554
USD	5,706,436	IDR	98,905,666,000	Citibank N.A.	7/30/2026	17,200
USD	1,089,908	MXN	18,920,919	UBS AG	7/17/2026	13,359
USD	1,781,142	MYR	7,050,649	Barclays Bank PLC	7/15/2026	2,404
USD	3,249,856	PEN	11,200,305	Citibank N.A.	7/22/2026	70,799
USD	8,019,153	PHP	479,160,721	Goldman Sachs International	6/15/2026	235,219
USD	859,874	PLN	3,117,087	Merrill Lynch International	7/17/2026	96
USD	12,936,826	RON	56,478,468	Barclays Bank PLC	7/17/2026	242,336
USD	2,779,889	SGD	3,519,229	State Street Corp.	7/17/2026	714
USD	8,959,484	THB	286,233,102	Barclays Bank PLC	7/17/2026	143,282
USD	2,133,552	ZAR	35,251,340	Barclays Bank PLC	7/17/2026	29,029
USD	11,801,283	ZAR	196,192,786	Merrill Lynch International	7/17/2026	88,469
						$5,049,860
Liability Derivatives
CLP	1,293,725,000	USD	1,459,610	Barclays Bank PLC	5/15/2026	$(21,812)
CLP	2,674,530,000	USD	2,988,702	Citibank N.A.	7/28/2026	(16,161)
CLP	2,420,072,000	USD	2,727,118	Deutsche Bank AG	5/15/2026	(37,540)
CLP	2,737,051,706	USD	3,083,099	Merrill Lynch International	5/15/2026	(41,242)
CNH	2,955,000	USD	434,834	JPMorgan Chase Bank N.A.	7/17/2026	(95)
CNH	238,569,738	USD	35,252,763	State Street Corp.	7/17/2026	(154,394)
COP	50,427,371,364	USD	13,910,232	Goldman Sachs International	5/08/2026	(60,385)
COP	9,534,751,202	USD	2,662,565	Merrill Lynch International	5/08/2026	(43,851)
CZK	32,708,565	USD	1,587,954	HSBC Bank	7/17/2026	(12,307)
EGP	73,399,593	USD	1,373,752	Citibank N.A.	7/20/2026	(53,587)
EUR	7,263,597	USD	8,603,110	State Street Corp.	7/17/2026	(50,404)
HUF	758,602,772	USD	2,444,518	Goldman Sachs International	7/17/2026	(10,196)
HUF	1,533,804,945	USD	4,945,282	Merrill Lynch International	7/17/2026	(23,373)
IDR	17,701,679,167	USD	1,023,929	Citibank N.A.	7/28/2026	(5,602)
INR	1,446,740,276	USD	15,236,447	Merrill Lynch International	7/10/2026	(83,566)
MXN	49,578,852	USD	2,844,821	Deutsche Bank AG	7/17/2026	(23,918)
MXN	55,854,944	USD	3,208,288	JPMorgan Chase Bank N.A.	7/17/2026	(30,292)
MXN	22,804,851	USD	1,310,854	State Street Corp.	7/17/2026	(13,320)
MYR	2,283,539	USD	579,284	Barclays Bank PLC	7/15/2026	(3,193)
PHP	479,160,722	USD	8,046,103	Goldman Sachs International	6/15/2026	(262,170)
PLN	9,223,516	USD	2,548,098	Deutsche Bank AG	7/17/2026	(3,998)
RSD	170,477,107	USD	1,711,274	Deutsche Bank AG	7/17/2026	(8,819)
SGD	3,519,229	USD	2,785,024	NatWest Markets PLC	7/17/2026	(5,848)
THB	11,883,273	USD	372,633	Barclays Bank PLC	7/17/2026	(6,619)
THB	883,134,596	USD	27,690,491	JPMorgan Chase Bank N.A.	7/17/2026	(489,258)
TWD	363,859,052	USD	11,576,807	Merrill Lynch International	7/15/2026	(42,241)

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
UYU	95,073,919	USD	2,387,592	Citibank N.A.	7/21/2026	$(45,870)
ZAR	18,992,401	USD	1,163,246	Merrill Lynch International	7/17/2026	(29,390)
ZAR	23,745,018	USD	1,434,530	State Street Corp.	7/17/2026	(16,939)
USD	21,804,330	BRL	109,046,509	Barclays Bank PLC	5/05/2026	(217,260)
USD	6,990,923	BRL	36,555,513	Citibank N.A.	5/05/2026	(391,344)
USD	2,201,925	BRL	10,984,524	Deutsche Bank AG	5/05/2026	(16,364)
USD	32,856,833	BRL	163,976,116	Goldman Sachs International	5/05/2026	(257,613)
USD	4,012,700	BRL	21,250,957	JPMorgan Chase Bank N.A.	5/05/2026	(278,862)
USD	2,831,230	BRL	14,123,872	Merrill Lynch International	5/05/2026	(21,041)
USD	23,205	CAD	31,829	Merrill Lynch International	7/17/2026	(302)
USD	2,891,029	CAD	3,928,111	State Street Corp.	7/17/2026	(10,039)
USD	2,027,123	CLP	1,850,175,041	Barclays Bank PLC	5/15/2026	(29,093)
USD	1,087,354	COP	4,043,849,000	BNP Paribas	5/08/2026	(23,286)
USD	3,533,528	COP	13,142,654,040	Citibank N.A.	5/08/2026	(76,094)
USD	12,414,173	COP	46,040,502,079	Goldman Sachs International	5/08/2026	(230,823)
USD	2,690,120	COP	10,257,425,895	Merrill Lynch International	5/08/2026	(127,076)
USD	11,777,018	EUR	10,015,206	JPMorgan Chase Bank N.A.	7/17/2026	(15,640)
USD	2,867,304	HUF	898,107,815	Deutsche Bank AG	7/17/2026	(14,682)
USD	1,417,211	HUF	443,850,140	HSBC Bank	7/17/2026	(7,083)
USD	700,557	KZT	388,192,628	Goldman Sachs International	10/13/2026	(91,035)
USD	326,892	MXN	5,858,459	Merrill Lynch International	7/17/2026	(6,438)
USD	2,799,138	MXN	49,206,259	State Street Corp.	7/17/2026	(565)
USD	772,289	MXN	13,611,958	UBS AG	7/17/2026	(2,195)
USD	1,260,252	PEN	4,456,882	Citibank N.A.	7/22/2026	(4,774)
USD	2,825,962	PHP	174,381,489	Citibank N.A.	8/04/2026	(2,267)
USD	5,021,516	PLN	18,241,172	HSBC Bank	7/17/2026	(9,902)
USD	3,131,277	THB	101,844,794	Barclays Bank PLC	7/17/2026	(5,622)
						$(3,435,790)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	23	$3,383,961	June – 2026	$75,257
U.S. Treasury Note 5 yr	Short	USD	178	19,194,797	June – 2026	116,337
U.S. Treasury Ultra Note 10 yr	Short	USD	52	5,868,687	June – 2026	137,522
						$329,116
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	22	$2,980,953	June – 2026	$(311)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/31	BRL	20,172,000	centrally cleared	13.75% / At Maturity	Daily BZDIOVRA / At Maturity	$24,968	$3,678	$28,646

MFS Emerging Markets Debt Local Currency Fund
Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives - continued
Interest Rate Swaps - continued
12/20/33	HUF	2,205,927,000	centrally cleared	6.05% / Annually	BUBOR / Semi-annually	$150,080	$—	$150,080
12/20/33	HUF	1,000,000,000	centrally cleared	6.1747% / Annually	BUBOR / Semi-annually	82,968	—	82,968
						$258,016	$3,678	$261,694
Liability Derivatives
Interest Rate Swaps
1/02/29	BRL	24,545,000	centrally cleared	13.03% / At Maturity	Daily BZDIOVRA / At Maturity	$(25,790)	$—	$(25,790)
1/02/29	BRL	30,348,000	centrally cleared	12.98% / At Maturity	Daily BZDIOVRA / At Maturity	(38,212)	2,354	(35,858)
1/02/31	BRL	147,678,000	centrally cleared	12.96% / At Maturity	Daily BZDIOVRA / At Maturity	(272,335)	(5,587)	(277,922)
9/15/29	CZK	257,754,000	centrally cleared	4.071% / Annually	PRIBOR / Semi-annually	(96,955)	—	(96,955)
						$(433,292)	$(3,233)	$(436,525)
At April 30, 2026, the fund had cash collateral of $3,913,806 to cover any collateral or margin obligations for certain derivative contracts. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $504,462,421)	$515,658,802
Investments in affiliated issuers, at value (identified cost, $43,064,226)	43,068,041
Cash	192,108
Foreign currency, at value (identified cost, $8,636)	8,460
Cash collateral posted for
Forward foreign currency exchange contracts	1,193,000
Cash pledged for
Cleared swaps	2,398,129
Futures contracts	322,677
Receivables for
Net daily variation margin on open cleared swap agreements	186,845
Forward foreign currency exchange contracts	5,049,860
Investments sold	218,650
Fund shares sold	414,799
Interest	11,166,351
Receivable from investment adviser	33,373
Other assets	52,036
Total assets	$579,963,131
Liabilities
Payable to custodian	$145,330
Payables for
Distributions	4,054
Forward foreign currency exchange contracts	3,435,790
Net daily variation margin on open futures contracts	47,031
Investments purchased	5,919,337
When-issued investments purchased	3,059,743
Fund shares reacquired	422,203
Written options (premiums received, $343,400)	180,200
Payable to affiliates
Administrative services fee	476
Shareholder servicing costs	36,713
Distribution and service fees	125
Payable for independent Trustees' compensation	1,876
Deferred foreign capital gains tax expense payable	159,142
Accrued expenses and other liabilities	176,234
Total liabilities	$13,588,254
Net assets	$566,374,877
Net assets consist of
Paid-in capital	$605,663,347
Total distributable earnings (loss)	(39,288,470)
Net assets	$566,374,877
Shares of beneficial interest outstanding	95,271,569

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Statement of Assets and Liabilities - continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,879,643	820,683	$5.95
Class B	65,971	11,077	5.96
Class C	839,426	141,067	5.95
Class I	145,428,961	24,559,835	5.92
Class R1	81,668	13,632	5.99
Class R2	69,455	11,662	5.96
Class R3	74,856	12,550	5.96
Class R4	215,173	35,969	5.98
Class R6	414,719,724	69,665,094	5.95

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.21 [100 / 95.75 x $5.95]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/26 (unaudited) Net investment income (loss)
Income
Interest	$17,241,062
Dividends from affiliated issuers	775,395
Other	730
Foreign taxes withheld	(514,009)
Total investment income	$17,503,178
Expenses
Management fee	$1,934,071
Distribution and service fees	10,713
Shareholder servicing costs	56,559
Administrative services fee	39,268
Independent Trustees' compensation	5,830
Custodian fee	144,458
Shareholder communications	6,570
Audit and tax fees	49,732
Legal fees	1,165
Miscellaneous	135,244
Total expenses	$2,383,610
Reduction of expenses by investment adviser	(326,312)
Net expenses	$2,057,298
Net investment income (loss)	$15,445,880
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $24,945 foreign capital gains tax)	$11,055,742
Affiliated issuers	(3,500)
Futures contracts	(215,778)
Swap agreements	(272,286)
Forward foreign currency exchange contracts	452,562
Foreign currency	4,192
Net realized gain (loss)	$11,020,932
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $197,509 decrease in deferred foreign capital gains tax)	$(14,221,502)
Affiliated issuers	(191)
Written options	163,200
Futures contracts	335,459
Swap agreements	(1,351)
Forward foreign currency exchange contracts	1,851,009
Translation of assets and liabilities in foreign currencies	52,897
Net unrealized gain (loss)	$(11,820,479)
Net realized and unrealized gain (loss)	$(799,547)
Change in net assets from operations	$14,646,333
See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25
Change in net assets
From operations
Net investment income (loss)	$15,445,880	$28,929,619
Net realized gain (loss)	11,020,932	(14,769,304)
Net unrealized gain (loss)	(11,820,479)	40,893,268
Change in net assets from operations	$14,646,333	$55,053,583
Total distributions to shareholders	$(12,435,865)	$(17,941,720)
Change in net assets from fund share transactions	$76,676,668	$(74,531,207)
Total change in net assets	$78,887,136	$(37,419,344)
Net assets
At beginning of period	487,487,741	524,907,085
At end of period	$566,374,877	$487,487,741
See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.90	$5.43	$5.28	$4.90	$6.20	$6.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.33	$0.31	$0.25	$0.26
Net realized and unrealized gain (loss)	0.02 (g)	0.34	0.12	0.30	(1.30)	(0.14)
Total from investment operations	$0.19	$0.66	$0.45	$0.61	$(1.05)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.19)	$(0.30)	$(0.23)	$(0.09)	$(0.26)
From tax return of capital	—	—	—	—	(0.16)	—
Total distributions declared to shareholders	$(0.14)	$(0.19)	$(0.30)	$(0.23)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$5.95	$5.90	$5.43	$5.28	$4.90	$6.20
Total return (%) (r)(s)(t)(x)	3.14 (n)	12.47	8.50	12.26	(17.29)	1.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24 (a)	1.25	1.25	1.24	1.27	1.36
Expenses after expense reductions	1.11 (a)	1.11	1.10	1.11	1.10	1.10
Net investment income (loss)	5.68 (a)	5.76	5.90	5.71	4.54	3.90
Portfolio turnover rate	52 (n)	82	59	69	64	82
Net assets at end of period (000 omitted)	$4,880	$3,973	$3,238	$5,796	$3,398	$3,934

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.91	$5.44	$5.28	$4.91	$6.20	$6.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.29	$0.27	$0.21	$0.21
Net realized and unrealized gain (loss)	0.01 (g)	0.34	0.13	0.28	(1.29)	(0.15)
Total from investment operations	$0.16	$0.62	$0.42	$0.55	$(1.08)	$0.06
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.15)	$(0.26)	$(0.18)	$(0.08)	$(0.21)
From tax return of capital	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.11)	$(0.15)	$(0.26)	$(0.18)	$(0.21)	$(0.21)
Net asset value, end of period (x)	$5.96	$5.91	$5.44	$5.28	$4.91	$6.20
Total return (%) (r)(s)(t)(x)	2.75 (n)	11.62	7.90	11.20	(17.76)	0.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.99 (a)	2.00	2.01	2.00	2.02	2.11
Expenses after expense reductions	1.86 (a)	1.86	1.85	1.86	1.85	1.85
Net investment income (loss)	4.94 (a)	5.02	5.16	4.96	3.78	3.20
Portfolio turnover rate	52 (n)	82	59	69	64	82
Net assets at end of period (000 omitted)	$66	$64	$64	$67	$80	$101

Class C	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.91	$5.43	$5.28	$4.90	$6.20	$6.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.29	$0.27	$0.21	$0.21
Net realized and unrealized gain (loss)	(0.00)(w)	0.35	0.12	0.29	(1.30)	(0.14)
Total from investment operations	$0.15	$0.63	$0.41	$0.56	$(1.09)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.15)	$(0.26)	$(0.18)	$(0.08)	$(0.21)
From tax return of capital	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.11)	$(0.15)	$(0.26)	$(0.18)	$(0.21)	$(0.21)
Net asset value, end of period (x)	$5.95	$5.91	$5.43	$5.28	$4.90	$6.20
Total return (%) (r)(s)(t)(x)	2.58 (n)	11.83	7.70	11.43	(17.93)	0.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.99 (a)	2.00	2.01	1.99	2.02	2.11
Expenses after expense reductions	1.86 (a)	1.86	1.85	1.86	1.85	1.85
Net investment income (loss)	4.94 (a)	5.02	5.16	4.97	3.78	3.19
Portfolio turnover rate	52 (n)	82	59	69	64	82
Net assets at end of period (000 omitted)	$839	$810	$899	$902	$733	$1,003

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.88	$5.41	$5.26	$4.88	$6.18	$6.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.34	$0.33	$0.26	$0.27
Net realized and unrealized gain (loss)	0.01 (g)	0.34	0.12	0.29	(1.29)	(0.13)
Total from investment operations	$0.18	$0.67	$0.46	$0.62	$(1.03)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.20)	$(0.31)	$(0.24)	$(0.10)	$(0.28)
From tax return of capital	—	—	—	—	(0.17)	—
Total distributions declared to shareholders	$(0.14)	$(0.20)	$(0.31)	$(0.24)	$(0.27)	$(0.28)
Net asset value, end of period (x)	$5.92	$5.88	$5.41	$5.26	$4.88	$6.18
Total return (%) (r)(s)(t)(x)	3.09 (n)	12.78	8.78	12.57	(17.15)	2.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98 (a)	1.00	1.01	0.99	1.04	1.11
Expenses after expense reductions	0.86 (a)	0.86	0.85	0.86	0.85	0.85
Net investment income (loss)	5.85 (a)	6.01	6.15	5.96	4.84	4.18
Portfolio turnover rate	52 (n)	82	59	69	64	82
Net assets at end of period (000 omitted)	$145,429	$73,740	$109,619	$100,571	$49,753	$13,991

Class R1	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.95	$5.47	$5.32	$4.93	$6.24	$6.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.29	$0.27	$0.21	$0.19
Net realized and unrealized gain (loss)	(0.00)(w)	0.35	0.12	0.31	(1.31)	(0.09)(g)
Total from investment operations	$0.15	$0.63	$0.41	$0.58	$(1.10)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.15)	$(0.26)	$(0.19)	$(0.08)	$(0.21)
From tax return of capital	—	—	—	—	(0.13)	—
Total distributions declared to shareholders	$(0.11)	$(0.15)	$(0.26)	$(0.19)	$(0.21)	$(0.21)
Net asset value, end of period (x)	$5.99	$5.95	$5.47	$5.32	$4.93	$6.24
Total return (%) (r)(s)(t)(x)	2.57 (n)	11.76	7.67	11.59	(17.95)	1.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.99 (a)	2.00	2.01	1.99	2.02	2.09
Expenses after expense reductions	1.86 (a)	1.86	1.85	1.86	1.85	1.85
Net investment income (loss)	4.94 (a)	5.02	5.16	4.96	3.79	2.91
Portfolio turnover rate	52 (n)	82	59	69	64	82
Net assets at end of period (000 omitted)	$82	$80	$71	$66	$59	$58

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.91	$5.44	$5.28	$4.91	$6.21	$6.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.31	$0.30	$0.24	$0.24
Net realized and unrealized gain (loss)	0.02 (g)	0.34	0.13	0.28	(1.30)	(0.14)
Total from investment operations	$0.18	$0.65	$0.44	$0.58	$(1.06)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.18)	$(0.28)	$(0.21)	$(0.09)	$(0.24)
From tax return of capital	—	—	—	—	(0.15)	—
Total distributions declared to shareholders	$(0.13)	$(0.18)	$(0.28)	$(0.21)	$(0.24)	$(0.24)
Net asset value, end of period (x)	$5.96	$5.91	$5.44	$5.28	$4.91	$6.21
Total return (%) (r)(s)(t)(x)	3.01 (n)	12.18	8.43	11.75	(17.47)	1.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.49 (a)	1.50	1.51	1.49	1.52	1.61
Expenses after expense reductions	1.36 (a)	1.36	1.35	1.36	1.35	1.35
Net investment income (loss)	5.44 (a)	5.52	5.66	5.46	4.29	3.70
Portfolio turnover rate	52 (n)	82	59	69	64	82
Net assets at end of period (000 omitted)	$69	$67	$60	$56	$50	$60

Class R3	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.92	$5.44	$5.30	$4.92	$6.22	$6.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.33	$0.31	$0.25	$0.26
Net realized and unrealized gain (loss)	0.01 (g)	0.35	0.11	0.30	(1.30)	(0.14)
Total from investment operations	$0.18	$0.67	$0.44	$0.61	$(1.05)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.19)	$(0.30)	$(0.23)	$(0.09)	$(0.26)
From tax return of capital	—	—	—	—	(0.16)	—
Total distributions declared to shareholders	$(0.14)	$(0.19)	$(0.30)	$(0.23)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$5.96	$5.92	$5.44	$5.30	$4.92	$6.22
Total return (%) (r)(s)(t)(x)	2.96 (n)	12.65	8.29	12.23	(17.22)	1.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24 (a)	1.25	1.26	1.24	1.27	1.37
Expenses after expense reductions	1.11 (a)	1.11	1.10	1.11	1.10	1.10
Net investment income (loss)	5.69 (a)	5.77	5.94	5.72	4.55	3.96
Portfolio turnover rate	52 (n)	82	59	69	64	82
Net assets at end of period (000 omitted)	$75	$72	$64	$166	$123	$132

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.94	$5.46	$5.31	$4.93	$6.23	$6.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.34	$0.34	$0.33	$0.27	$0.28
Net realized and unrealized gain (loss)	(0.00)(w)	0.34	0.12	0.29	(1.30)	(0.15)
Total from investment operations	$0.18	$0.68	$0.46	$0.62	$(1.03)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.20)	$(0.31)	$(0.24)	$(0.10)	$(0.28)
From tax return of capital	—	—	—	—	(0.17)	—
Total distributions declared to shareholders	$(0.14)	$(0.20)	$(0.31)	$(0.24)	$(0.27)	$(0.28)
Net asset value, end of period (x)	$5.98	$5.94	$5.46	$5.31	$4.93	$6.23
Total return (%) (r)(s)(t)(x)	3.08 (n)	12.89	8.76	12.49	(16.98)	1.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	1.00	1.01	0.99	1.02	1.11
Expenses after expense reductions	0.86 (a)	0.86	0.85	0.86	0.85	0.85
Net investment income (loss)	5.95 (a)	6.01	6.15	5.96	4.79	4.19
Portfolio turnover rate	52 (n)	82	59	69	64	82
Net assets at end of period (000 omitted)	$215	$207	$139	$126	$109	$127

Class R6	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.91	$5.44	$5.28	$4.90	$6.20	$6.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.34	$0.35	$0.33	$0.27	$0.28
Net realized and unrealized gain (loss)	0.01 (g)	0.34	0.13	0.29	(1.30)	(0.14)
Total from investment operations	$0.19	$0.68	$0.48	$0.62	$(1.03)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.21)	$(0.32)	$(0.24)	$(0.10)	$(0.28)
From tax return of capital	—	—	—	—	(0.17)	—
Total distributions declared to shareholders	$(0.15)	$(0.21)	$(0.32)	$(0.24)	$(0.27)	$(0.28)
Net asset value, end of period (x)	$5.95	$5.91	$5.44	$5.28	$4.90	$6.20
Total return (%) (r)(s)(t)(x)	3.13 (n)	12.83	9.08	12.64	(17.00)	2.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90 (a)	0.91	0.91	0.90	0.92	1.02
Expenses after expense reductions	0.78 (a)	0.77	0.75	0.76	0.76	0.76
Net investment income (loss)	6.03 (a)	6.11	6.26	6.06	4.88	4.28
Portfolio turnover rate	52 (n)	82	59	69	64	82
Net assets at end of period (000 omitted)	$414,720	$408,474	$410,752	$372,715	$365,446	$428,596

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$506,832,354	$—	$506,832,354
Foreign Bonds	—	8,273,948	—	8,273,948
Purchased Options	—	552,500	—	552,500
Investment Companies	43,068,041	—	—	43,068,041
Total	$43,068,041	$515,658,802	$—	$558,726,843

Other Financial Instruments
Futures Contracts – Assets	$329,116	$—	$—	$329,116
Futures Contracts – Liabilities	(311)	—	—	(311)
Forward Foreign Currency Exchange Contracts – Assets	—	5,049,860	—	5,049,860
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,435,790)	—	(3,435,790)
Swap Agreements – Assets	—	261,694	—	261,694
Swap Agreements – Liabilities	—	(436,525)	—	(436,525)
Written Options - Liabilities	—	(180,200)	—	(180,200)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Statement of Assets and Liabilities:

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Option Contracts	$—	$(180,200)
Equity	Purchased Option Contracts	552,500	—
Interest Rate	Futures Contracts	329,116	(311)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,049,860	(3,435,790)
Interest Rate	Cleared Swap Agreements	261,694	(436,525)
Total		$6,193,170	$(4,052,826)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(215,778)	$(272,286)	$—	$—
Foreign Exchange	—	—	452,562	—
Equity	—	—	—	195,500
Total	$(215,778)	$(272,286)	$452,562	$195,500
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$335,459	$(1,351)	$—	$—	$—
Foreign Exchange	—	—	1,851,009	—	—
Equity	—	—	—	98,600	163,200
Total	$335,459	$(1,351)	$1,851,009	$98,600	$163,200
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2026:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(47,031)
Cleared Swap Agreements (a)	186,845	—
Forward Foreign Currency Exchange Contracts	5,049,860	(3,435,790)
Purchased Options (a)	552,500	—
Written Options	—	(180,200)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$5,789,205	$(3,663,021)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	778,662	(510,227)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$5,010,543	$(3,152,794)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at April 30, 2026:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$804,940	$(283,599)	$(69,985)	$—	$451,356
BNP Paribas	28,903	(23,286)	—	—	5,617
Citibank N.A.	1,330,707	(595,699)	(735,008)	—	—
Deutsche Bank AG	110,309	(105,321)	—	—	4,988
Goldman Sachs International	2,345,705	(912,222)	—	(1,433,483)	—
JPMorgan Chase Bank N.A.	62,953	(62,953)	—	—	—
Merrill Lynch International	327,026	(327,026)	—	—	—
Total	$5,010,543	$(2,310,106)	$(804,993)	$(1,433,483)	$461,961
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at April 30, 2026:

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(283,599)	$283,599	$—	$—	$—
BNP Paribas	(23,286)	23,286	—	—	—
Citibank N.A.	(595,699)	595,699	—	—	—
Deutsche Bank AG	(105,321)	105,321	—	—	—
Goldman Sachs International	(912,222)	912,222	—	—	—
JPMorgan Chase Bank N.A.	(814.147)	62,953	—	751,194	—
Merrill Lynch International	(418,520)	327,026	—	91,494	—
Total	$(3,152,794)	$2,310,106	$—	$842,688	$—
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/25
Ordinary income (including any short-term capital gains)	$17,941,720
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$551,069,107
Gross appreciation	19,525,760
Gross depreciation	(11,868,024)
Net unrealized appreciation (depreciation)	$7,657,736
As of 10/31/25
Undistributed ordinary income	225,718
Capital loss carryforwards	(62,280,457)
Other temporary differences	(1,326,515)
Net unrealized appreciation (depreciation)	21,882,316
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(27,710,598)
Long-Term	(34,569,859)
Total	$(62,280,457)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/26	Year ended 10/31/25
Class A	$101,704	$111,057
Class B	1,236	1,755
Class C	15,228	21,605
Class I	2,342,904	2,596,303
Class R1	1,530	1,951
Class R2	1,473	1,963
Class R3	1,676	2,254
Class R4	5,074	5,422
Class R6	9,965,040	15,199,410
Total	$12,435,865	$17,941,720
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this management fee reduction amounted to $35,132, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.78%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this reduction amounted to $291,180, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $56 for the six months ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$5,657
Class B	0.75%	0.25%	1.00%	1.00%	328
Class C	0.75%	0.25%	1.00%	1.00%	4,059
Class R1	0.75%	0.25%	1.00%	1.00%	405
Class R2	0.25%	0.25%	0.50%	0.50%	172
Class R3	—	0.25%	0.25%	0.25%	92
Total Distribution and Service Fees					$10,713
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2026, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2026, were as follows:
Amount
Class A	$—
Class B	—
Class C	187
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2026, the fee was $1,991, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $54,568.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2026, MFS held approximately 100% and 95% of the outstanding shares of Class B and Class R3, respectively, and 100% of the outstanding shares of Class R1 and Class R2.

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, aggregated $289,062,851 and $233,149,386, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	264,157	$1,610,936	213,134	$1,201,291
Class C	19,204	118,044	6,471	36,100
Class I	14,761,131	88,562,190	4,698,087	25,910,685
Class R3	56	338	125	701
Class R4	333	2,003	8,544	50,495
Class R6	4,169,574	25,428,126	6,606,672	36,483,954
	19,214,455	$115,721,637	11,533,033	$63,683,226
Shares issued to shareholders in reinvestment of distributions
Class A	16,718	$100,511	20,034	$109,405
Class B	205	1,236	323	1,755
Class C	2,529	15,216	3,987	21,589
Class I	391,968	2,342,504	477,416	2,595,616
Class R1	252	1,530	357	1,951
Class R2	245	1,473	360	1,963
Class R3	278	1,676	412	2,254
Class R4	838	5,074	986	5,422
Class R6	1,651,842	9,946,296	2,772,934	15,140,279
	2,064,875	$12,415,516	3,276,809	$17,880,234
Shares reacquired
Class A	(133,415)	$(803,299)	(156,412)	$(868,657)
Class B	(2)	(13)	(1,302)	(7,720)
Class C	(17,830)	(106,199)	(38,709)	(208,426)
Class I	(3,136,608)	(18,675,949)	(12,900,849)	(69,355,939)
Class R3	(1)	(4)	(1)	(7)
Class R4	(23)	(139)	(136)	(794)
Class R6	(5,292,586)	(31,874,882)	(15,814,585)	(85,653,124)
	(8,580,465)	$(51,460,485)	(28,911,994)	$(156,094,667)
Net change
Class A	147,460	$908,148	76,756	$442,039
Class B	203	1,223	(979)	(5,965)
Class C	3,903	27,061	(28,251)	(150,737)
Class I	12,016,491	72,228,745	(7,725,346)	(40,849,638)
Class R1	252	1,530	357	1,951
Class R2	245	1,473	360	1,963
Class R3	333	2,010	536	2,948
Class R4	1,148	6,938	9,394	55,123
Class R6	528,830	3,499,540	(6,434,979)	(34,028,891)
	12,698,865	$76,676,668	(14,102,152)	$(74,531,207)

MFS Emerging Markets Debt Local Currency Fund
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2045 Fund were the owners of record of approximately 23%, 22%, 13%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2026, the fund’s commitment fee and interest expense were $1,115 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,170,368	$204,757,329	$187,855,965	$(3,500)	$(191)	$43,068,041

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$775,395	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Local Currency Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Local Currency Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Debt Local Currency Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 12, 2026

*  Print name and title of each signing officer under his or her signature.